				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12-31-08
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     2-12-09
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          60
                                         -------------------

Form 13F Information Table Value Total:       $131,854 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       429          8,030    SH      OTHER       1               8,030
ADC TELECOM INC			    COM	      000886309       165         30,156    SH      OTHER       1              30,156
ASSOCIATED BANC CORP                COM       045487105     1,164         55,600    SH      OTHER       1              55,600
BALL CORP                           COM       058498106       250          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     2,863         53,421    SH      OTHER       1              53,421
BEMIS CO                            COM       081437105     2,817        118,970    SH      OTHER       1             118,970
BP PLC SPONS ADR                    COM       055622104     2,722         58,234    SH      OTHER       1              58,234
BRISTOL MYERS SQUIBB CO             COM       110122108       687         29,540    SH      OTHER       1              29,540
CH ROBINSON WORLDWIDE INC	    COM       12541W209       424          7,700    SH      OTHER       1               7,700
CHEVRON CORPORATION                 COM       166764100       910         12,307    SH      OTHER       1              12,307
CONOCOPHILLIPS                      COM       20825C104       591         11,412    SH      OTHER       1              11,412
CORNING INC                         COM       219350105     1,237        129,750    SH      OTHER       1             129,750
DONALDSON INC                       COM       257651109     1,767         52,500    SH      OTHER       1              52,500
DU PONT E I DE NEMOURS & CO         COM       263534109       354         14,000    SH      OTHER       1              14,000
ECOLAB INC COM                      COM       278865100     1,366         38,855    SH      OTHER       1              38,855
ELI LILLY & CO.                     COM       532457108     1,065         26,445    SH      OTHER       1              26,445
EMERSON ELECTRIC                    COM       291011104     4,134        112,920    SH      OTHER       1             122,920
EXXON MOBIL CORP                    COM       30231G102     2,960         37,080    SH      OTHER       1              37,080
FASTENAL CO                         COM       311900104       733         21,035    SH      OTHER       1              21,035
G & K SVCS INC CL A                 COM       361268105       329         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     3,151        194,531    SH      OTHER       1             194,531
GENERAL MLS INC                     COM       370334104     4,038         66,475    SH      OTHER       1              66,475
GRACO INC                           COM       384109104     1,893         79,770    SH      OTHER       1              79,770
HAWKINS INC                         COM       420261109       306         20,000    SH      OTHER       1              20,000
HOME DEPOT INC                      COM       437076102     2,280         99,045    SH      OTHER       1              99,045
HONEYWELL INTERNATIONAL INC         COM       438516106     2,438         74,250    SH      OTHER       1              74,250
HORMEL FOODS CORP                   COM       440452100     2,981         95,925    SH      OTHER       1              95,925
INTEL CORP                          COM       458140100     1,445         98,600    SH      OTHER       1              98,600
INTL. BUSINESS MACHINES CORP        COM       459200101     1,830         21,750    SH      OTHER       1              21,750
JOHNSON & JOHNSON                   COM       478160104     4,768         79,691    SH      OTHER       1              79,691
JP MORGAN CHASE & CO                COM       46625H100       475         15,079    SH      OTHER       1              15,079
KIMBERLY-CLARK CORP                 COM       494368103     1,424         27,000    SH      OTHER       1              27,000
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    10,012        318,652    SH      OTHER       1             318,652
MERCK & CO INC                      COM       589331107     1,097         36,100    SH      OTHER       1              36,100
MICROSOFT CORP                      COM       594918104       735         37,810    SH      OTHER       1              37,810
MMM CO                              COM       88579Y101     3,584         62,280    SH      OTHER       1              62,280
MTS SYS CORP                        COM       553777103       215          8,075    SH      OTHER       1               8,075
PATTERSON COS INC                   COM       703395103     1,468         78,475    SH      OTHER       1              78,475
PENTAIR INC                         COM       709631105     2,195         92,750    SH      OTHER       1              92,750
PFIZER INC                          COM       717081103     2,400        135,505    SH      OTHER       1             135,505
PRINCIPAL FINANCIAL GROUP           COM       74251V102     1,350         59,810    SH      OTHER       1              59,810
PROCTER & GAMBLE COMPANY            COM       742718109       661         10,693    SH      OTHER       1              10,693
SCHLUMBERGER LTD                    COM       806857108     1,366         32,274    SH      OTHER       1              32,274
ST JUDE MED INC                     COM       790849103       499         15,150    SH      OTHER       1              15,150
STRATASYS INC			    COM	      862685104       121         11,300    SH      OTHER       1              11,300
SURMODICS INC                       COM       868873100       299         11,850    SH      OTHER       1              11,850
TARGET CORP                         COM       87612E106     3,957        114,602    SH      OTHER       1             114,602
TCF FINANCIAL                       COM       872275102     2,074        151,850    SH      OTHER       1             151,850
TECHNE CORP                         COM       878377100       684         10,600    SH      OTHER       1              10,600
TORO CO                             COM       891092108       497         15,075    SH      OTHER       1              15,075
UNITED PARCEL SVC INC               COM       911312106     2,394         43,400    SH      OTHER       1              43,400
US BANCORP                          COM       902973304     3,304        132,111    SH      OTHER       1             132,111
VALSPAR CORP                        COM       920355104     3,484        192,575    SH      OTHER       1             192,575
VERIZON COMMUNICATIONS              COM       92343V104     1,645         48,516    SH      OTHER       1              48,516
WALT DISNEY CO			    COM       254687106     1,042         45,925    SH      OTHER       1              45,925
WELLS FARGO & CO                    COM       949746101     4,367        148,150    SH      OTHER       1             148,150
WESTERN UNION CO                    COM       959802109       918         64,000    SH      OTHER       1              64,000
XCEL ENERGY INC                     COM       98389B100     1,004         54,150    SH      OTHER       1              54,150
ZIMMER HLDGS INC                    COM       98956P102     1,803         44,610    SH      OTHER       1              44,610

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    24,681        862,983    SH      SOLE                      862,983




GRAND TOTALS                                              131,854      4,551,392                                    4,551,392